UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

January 31, 2017

SCS-QTLY-0317
1.813071.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.8%
Standard Motor Products, Inc.	148,202	$7,391
Tenneco, Inc.	161,684	10,906
Visteon Corp.	105,100	9,414
		27,711
Diversified Consumer Services - 0.5%
Service Corp. International	268,000	7,807
Hotels, Restaurants & Leisure - 2.3%
Bojangles', Inc. (a)	96,623	1,913
Cedar Fair LP (depositary unit)	89,000	5,565
Dave & Buster's Entertainment, Inc. (a)	164,700	8,970
Domino's Pizza, Inc.	22,900	3,997
Papa John's International, Inc.	124,400	10,601
The Cheesecake Factory, Inc.	82,800	4,990
		36,036
Household Durables - 1.8%
Ethan Allen Interiors, Inc.	276,479	8,046
Helen of Troy Ltd. (a)	63,580	5,932
Meritage Homes Corp. (a)	170,900	6,281
TopBuild Corp. (a)	228,500	8,480
		28,739
Leisure Products - 0.6%
Brunswick Corp.	157,796	9,446
Media - 0.6%
Nexstar Broadcasting Group, Inc. Class A (b)	144,435	9,446
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	157,700	4,818
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	104,300	8,730
Genesco, Inc. (a)	116,275	7,000
Murphy U.S.A., Inc. (a)	119,600	7,619
Sally Beauty Holdings, Inc. (a)	276,500	6,581
Urban Outfitters, Inc. (a)	153,400	4,071
		34,001
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	104,700	6,031
G-III Apparel Group Ltd. (a)	182,210	4,785
Steven Madden Ltd. (a)	265,259	9,337
		20,153

TOTAL CONSUMER DISCRETIONARY		178,157

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	179,400	4,971
Performance Food Group Co. (a)	235,400	5,214
		10,185
Food Products - 1.1%
Ingredion, Inc.	37,700	4,833
J&J Snack Foods Corp.	48,850	6,232
Lamb Weston Holdings, Inc.	91,300	3,411
TreeHouse Foods, Inc. (a)	42,800	3,248
		17,724
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	177,700	5,470
Personal Products - 0.3%
Inter Parfums, Inc.	156,800	5,347

TOTAL CONSUMER STAPLES		38,726

ENERGY - 4.1%
Energy Equipment & Services - 1.2%
Archrock, Inc.	186,800	2,727
Nabors Industries Ltd.	626,100	10,174
Rowan Companies PLC (a)	157,100	2,815
Total Energy Services, Inc.	347,600	3,948
		19,664
Oil, Gas & Consumable Fuels - 2.9%
Boardwalk Pipeline Partners, LP	354,508	6,544
DCP Midstream Partners LP	79,400	3,086
Diamondback Energy, Inc. (a)	54,007	5,680
Newfield Exploration Co. (a)	145,188	5,819
PDC Energy, Inc. (a)	130,700	9,664
Western Refining, Inc.	151,388	5,300
WPX Energy, Inc. (a)	639,400	8,907
		45,000

TOTAL ENERGY		64,664

FINANCIALS - 19.3%
Banks - 12.4%
Associated Banc-Corp.	706,511	17,875
BancFirst Corp.	183,086	17,274
Banner Corp.	262,129	14,711
Boston Private Financial Holdings, Inc.	55,776	920
Community Bank System, Inc.	318,830	18,607
Hilltop Holdings, Inc.	372,900	10,210
Hope Bancorp, Inc.	397,186	8,305
Huntington Bancshares, Inc.	1,125,400	15,227
Investors Bancorp, Inc.	789,600	11,331
MB Financial, Inc.	414,000	18,435
PacWest Bancorp	296,401	16,421
Stock Yards Bancorp, Inc.	353,682	15,845
Tompkins Financial Corp.	197,338	17,869
TowneBank	314,662	10,132
		193,162
Capital Markets - 1.7%
AURELIUS AG	246,642	15,536
OM Asset Management Ltd.	778,040	10,970
		26,506
Insurance - 3.3%
Allied World Assurance Co. Holdings AG	277,590	14,748
Aspen Insurance Holdings Ltd.	246,910	13,926
Employers Holdings, Inc.	329,386	12,006
James River Group Holdings Ltd.	290,316	11,511
		52,191
Thrifts & Mortgage Finance - 1.9%
Beneficial Bancorp, Inc.	640,300	11,429
WSFS Financial Corp.	388,742	17,610
		29,039

TOTAL FINANCIALS		300,898

HEALTH CARE - 12.7%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	126,352	4,371
Acorda Therapeutics, Inc. (a)	184,700	3,786
Advanced Accelerator Applications SA sponsored ADR (a)(b)	132,600	4,292
Agios Pharmaceuticals, Inc. (a)	77,020	3,314
Ascendis Pharma A/S:
ADR (a)(c)	211,571	4,536
sponsored ADR (a)	4,885	105
BioMarin Pharmaceutical, Inc. (a)	41,656	3,650
bluebird bio, Inc. (a)	50,528	3,764
Cellectis SA sponsored ADR (a)	117,600	2,145
Coherus BioSciences, Inc. (a)	169,700	4,735
Curis, Inc. (a)	1,250,848	3,590
CytomX Therapeutics, Inc. (a)	74,500	866
CytomX Therapeutics, Inc. (d)	27,627	321
Five Prime Therapeutics, Inc. (a)	96,000	4,398
Genocea Biosciences, Inc. (a)(b)	524,408	2,318
Heron Therapeutics, Inc. (a)(b)	144,200	1,875
Insmed, Inc. (a)	135,005	1,994
Intercept Pharmaceuticals, Inc. (a)	19,503	2,140
Ionis Pharmaceuticals, Inc. (a)	76,128	3,388
La Jolla Pharmaceutical Co. (a)	220,700	4,293
Macrogenics, Inc. (a)	144,000	2,660
Neurocrine Biosciences, Inc. (a)	94,460	4,053
Protagonist Therapeutics, Inc.	156,200	2,818
Proteostasis Therapeutics, Inc. (b)	158,600	2,339
Sage Therapeutics, Inc. (a)	19,800	950
Spark Therapeutics, Inc. (a)	81,100	5,114
TESARO, Inc. (a)	57,600	9,380
Ultragenyx Pharmaceutical, Inc. (a)	88,184	6,615
		93,810
Health Care Equipment & Supplies - 2.9%
Cantel Medical Corp.	13,600	1,053
Hill-Rom Holdings, Inc.	129,800	7,641
Integra LifeSciences Holdings Corp. (a)	344,812	14,389
NxStage Medical, Inc. (a)	429,879	11,564
Wright Medical Group NV (a)	408,777	10,293
		44,940
Health Care Providers & Services - 2.0%
Envision Healthcare Corp. (a)	67,600	4,597
Molina Healthcare, Inc. (a)	59,242	3,360
Premier, Inc. (a)	137,400	4,378
Surgical Care Affiliates, Inc. (a)	240,814	13,606
VCA, Inc. (a)	62,000	5,617
		31,558
Health Care Technology - 0.3%
Medidata Solutions, Inc. (a)	85,500	4,236
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	23,100	1,942
INC Research Holdings, Inc. Class A (a)	58,500	3,101
Medpace Holdings, Inc.	133,264	4,650
		9,693
Pharmaceuticals - 0.9%
Clearside Biomedical, Inc.	215,500	1,605
Innoviva, Inc. (a)	284,451	3,015
Prestige Brands Holdings, Inc. (a)	92,046	4,856
Theravance Biopharma, Inc. (a)(b)	142,500	4,269
		13,745

TOTAL HEALTH CARE		197,982

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.4%
Moog, Inc. Class A (a)	169,924	11,193
Orbital ATK, Inc.	113,534	9,872
Teledyne Technologies, Inc. (a)	127,160	15,624
		36,689
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	313,405	13,900
Airlines - 0.5%
JetBlue Airways Corp. (a)	358,988	7,040
Building Products - 0.7%
Allegion PLC	78,482	5,154
Simpson Manufacturing Co. Ltd.	128,100	5,575
		10,729
Commercial Services & Supplies - 3.0%
Deluxe Corp.	166,026	12,095
Interface, Inc.	487,170	8,866
Matthews International Corp. Class A	111,195	7,500
Multi-Color Corp.	117,900	9,102
West Corp.	403,636	9,796
		47,359
Construction & Engineering - 2.3%
EMCOR Group, Inc.	276,302	19,247
KBR, Inc.	399,325	6,793
Valmont Industries, Inc.	68,416	9,852
		35,892
Industrial Conglomerates - 0.7%
ITT, Inc.	259,599	10,610
Machinery - 1.7%
AGCO Corp.	163,547	10,271
SPX Flow, Inc. (a)	221,218	7,718
Standex International Corp.	96,600	8,424
		26,413
Trading Companies & Distributors - 3.2%
Kaman Corp.	228,373	11,540
MRC Global, Inc. (a)	483,400	9,934
Titan Machinery, Inc. (a)(b)	469,061	6,478
Watsco, Inc.	85,298	13,028
WESCO International, Inc. (a)	135,240	9,561
		50,541

TOTAL INDUSTRIALS		239,173

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.9%
NETGEAR, Inc. (a)	251,711	14,322
Electronic Equipment & Components - 4.4%
Cardtronics PLC	237,000	12,935
CDW Corp.	184,907	9,525
Jabil Circuit, Inc.	283,879	6,807
Orbotech Ltd. (a)	217,334	7,583
Tech Data Corp. (a)	169,454	14,498
Trimble, Inc. (a)	355,185	10,521
TTM Technologies, Inc. (a)	423,441	6,280
		68,149
IT Services - 5.7%
Blackhawk Network Holdings, Inc. (a)	190,071	6,786
Convergys Corp.	92,500	2,296
CSG Systems International, Inc.	59,300	2,870
EPAM Systems, Inc. (a)	130,398	8,392
Euronet Worldwide, Inc. (a)	165,787	11,857
ExlService Holdings, Inc. (a)	227,991	10,476
ManTech International Corp. Class A	296,192	11,534
Perficient, Inc. (a)	489,000	8,670
Science Applications International Corp.	182,322	14,845
WEX, Inc. (a)	100,000	11,433
		89,159
Semiconductors & Semiconductor Equipment - 2.6%
Integrated Device Technology, Inc. (a)	428,900	10,804
Monolithic Power Systems, Inc.	144,230	12,583
ON Semiconductor Corp. (a)	568,800	7,576
Qorvo, Inc. (a)	99,050	6,360
Semtech Corp. (a)	113,326	3,734
		41,057
Software - 2.8%
Paycom Software, Inc. (a)	223,400	10,330
Pegasystems, Inc.	315,519	12,242
RealPage, Inc. (a)	455,400	13,935
Tyler Technologies, Inc. (a)	43,859	6,404
		42,911
Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer, Inc. (a)	321,100	8,493

TOTAL INFORMATION TECHNOLOGY		264,091

MATERIALS - 4.7%
Chemicals - 1.9%
Chase Corp.	89,439	7,871
Innospec, Inc.	163,099	11,637
Trinseo SA	160,231	10,375
		29,883
Containers & Packaging - 1.4%
Avery Dennison Corp.	44,400	3,242
Berry Plastics Group, Inc. (a)	239,240	12,208
Silgan Holdings, Inc.	118,600	6,939
		22,389
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)	722,400	5,837
B2Gold Corp. (a)	948,500	2,879
Compass Minerals International, Inc.	54,700	4,573
Steel Dynamics, Inc.	229,900	7,773
		21,062

TOTAL MATERIALS		73,334

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Agree Realty Corp.	285,000	13,367
American Assets Trust, Inc.	313,300	13,450
CoreSite Realty Corp.	168,997	14,556
Cousins Properties, Inc.	1,734,380	14,742
Equity Lifestyle Properties, Inc.	119,200	8,814
Hudson Pacific Properties, Inc.	373,400	13,222
Mid-America Apartment Communities, Inc.	87,784	8,335
Ramco-Gershenson Properties Trust (SBI)	805,350	13,095
Store Capital Corp.	419,815	9,933
Urban Edge Properties	426,500	11,929
		121,443
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	83,300	3,482
UTILITIES - 2.9%
Electric Utilities - 1.3%
El Paso Electric Co.	109,820	5,041
IDACORP, Inc.	107,300	8,586
Portland General Electric Co.	149,068	6,501
		20,128
Gas Utilities - 1.6%
Atmos Energy Corp.	46,438	3,538
New Jersey Resources Corp.	103,600	3,906
South Jersey Industries, Inc.	89,500	2,954
Southwest Gas Holdings, Inc.	105,300	8,484
Spire, Inc.	95,400	6,201
		25,083

TOTAL UTILITIES		45,211

TOTAL COMMON STOCKS
(Cost $1,217,200)		1,527,161
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.5% 2/16/17 to 4/27/17 (e)
(Cost $280)	280	280
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.62% (f)	33,785,175	$33,792
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	14,178,207	14,181
TOTAL MONEY MARKET FUNDS
(Cost $47,968)		47,973
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,265,448)		1,575,414
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(17,438)
NET ASSETS - 100%		$1,557,976

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
50 ICE Russell 2000 Index Contracts (United States)	March 2017	3,399	$6

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,536,000 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,000 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $280,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ascendis Pharma A/S ADR	11/9/15 - 1/8/16	$3,702

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$37
Fidelity Securities Lending Cash Central Fund	38
Total	$75

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$178,157	$178,157	$--	$--
Consumer Staples	38,726	38,726	--	--
Energy	64,664	64,664	--	--
Financials	300,898	300,898	--	--
Health Care	197,982	197,982	--	--
Industrials	239,173	239,173	--	--
Information Technology	264,091	264,091	--	--
Materials	73,334	73,334	--	--
Real Estate	121,443	121,443	--	--
Telecommunication Services	3,482	3,482	--	--
Utilities	45,211	45,211	--	--
U.S. Government and Government Agency Obligations	280	--	280	--
Money Market Funds	47,973	47,973	--	--
Total Investments in Securities:	$1,575,414	$1,575,134	$280	$--
Derivative Instruments:
Assets
Futures Contracts	$6	$6	$--	$--
Total Assets	$6	$6	$--	$--
Total Derivative Instruments:	$6	$6	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,266,951,000. Net unrealized appreciation aggregated $308,463,000, of which $347,831,000 related to appreciated investment securities and $39,368,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

January 31, 2017

CAF-QTLY-0317
1.813030.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co.	440,200	$14,258
Automobiles - 0.8%
General Motors Co.	1,467,300	53,718
Diversified Consumer Services - 0.2%
DeVry, Inc.	401,780	13,460
Hotels, Restaurants & Leisure - 5.9%
Dalata Hotel Group PLC (a)(b)	9,716,029	44,995
Dunkin' Brands Group, Inc.	177,631	9,214
Las Vegas Sands Corp.	5,586,736	293,753
Whitbread PLC	1,347,592	66,539
		414,501
Household Durables - 1.2%
Cairn Homes PLC (a)	25,107,334	34,354
D.R. Horton, Inc.	983,304	29,411
Lennar Corp. Class A	126,600	5,653
TRI Pointe Homes, Inc. (a)	1,257,642	15,431
		84,849
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	87,809	72,309
Media - 7.4%
Altice NV Class A (a)	5,006,473	109,603
AMC Networks, Inc. Class A (a)	131,780	7,558
Charter Communications, Inc. Class A (a)	391,390	126,791
Comcast Corp. Class A	391,400	29,519
Discovery Communications, Inc. Class A (a)	440,300	12,483
Havas SA	3,558,082	31,980
Interpublic Group of Companies, Inc.	3,912,294	92,056
ITV PLC	25,894,217	66,192
Scripps Networks Interactive, Inc. Class A	215,200	16,390
The Walt Disney Co.	146,700	16,232
Viacom, Inc. Class B (non-vtg.)	293,500	12,368
		521,172
Multiline Retail - 3.3%
B&M European Value Retail S.A.	1,956,774	7,392
Dollar General Corp.	1,475,129	108,894
JC Penney Corp., Inc. (a)(c)	13,264,885	88,211
Macy's, Inc.	782,700	23,121
		227,618
Specialty Retail - 2.0%
AutoZone, Inc. (a)	60,400	43,789
Home Depot, Inc.	692,980	95,340
		139,129
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	236,779	8,844

TOTAL CONSUMER DISCRETIONARY		1,549,858

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	222,260	36,440
Sysco Corp.	146,800	7,701
		44,141
Personal Products - 0.1%
elf Beauty, Inc. (c)	185,300	4,625
Tobacco - 0.3%
Altria Group, Inc.	317,676	22,612

TOTAL CONSUMER STAPLES		71,378

ENERGY - 6.7%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	1,534,496	96,796
U.S. Silica Holdings, Inc.	293,500	17,358
		114,154
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	676,000	75,273
ConocoPhillips Co.	2,029,904	98,978
EOG Resources, Inc.	205,500	20,875
Marathon Oil Corp.	5,066,530	84,864
Southwestern Energy Co. (a)	3,191,500	28,755
Suncor Energy, Inc.	1,634,600	50,699
		359,444

TOTAL ENERGY		473,598

FINANCIALS - 17.4%
Banks - 5.1%
Bank of America Corp.	5,674,400	128,468
PNC Financial Services Group, Inc.	420,600	50,665
Wells Fargo & Co.	3,208,800	180,752
		359,885
Capital Markets - 10.5%
CBOE Holdings, Inc.	316,027	25,162
CME Group, Inc.	2,227,201	269,669
Goldman Sachs Group, Inc.	702,677	161,138
Legg Mason, Inc.	1,151,238	36,483
Morgan Stanley	3,082,862	130,991
MSCI, Inc.	515,647	42,670
S&P Global, Inc.	486,166	58,427
Waddell & Reed Financial, Inc. Class A (c)	744,342	13,435
		737,975
Consumer Finance - 1.5%
Capital One Financial Corp.	440,420	38,488
Discover Financial Services	452,690	31,362
Synchrony Financial	978,300	35,043
		104,893
Diversified Financial Services - 0.1%
Bats Global Markets, Inc.	176,600	6,260
Insurance - 0.2%
American International Group, Inc.	195,700	12,576

TOTAL FINANCIALS		1,221,589

HEALTH CARE - 14.7%
Biotechnology - 12.6%
Alexion Pharmaceuticals, Inc. (a)	620,674	81,110
Amgen, Inc.	1,198,823	187,832
Biogen, Inc. (a)	117,350	32,534
Celgene Corp. (a)	1,561,775	181,400
Gilead Sciences, Inc.	2,438,704	176,684
Regeneron Pharmaceuticals, Inc. (a)	251,831	90,480
Vertex Pharmaceuticals, Inc. (a)	1,516,414	130,214
		880,254
Health Care Technology - 0.2%
Cerner Corp. (a)	252,800	13,578
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	189,679	15,944
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	391,400	19,241
Jazz Pharmaceuticals PLC (a)	734,393	89,537
The Medicines Company (a)	301,320	10,863
		119,641

TOTAL HEALTH CARE		1,029,417

INDUSTRIALS - 11.4%
Airlines - 1.0%
Air Canada (a)	3,524,300	36,211
Ryanair Holdings PLC sponsored ADR (a)	432,792	36,207
		72,418
Building Products - 0.4%
Kingspan Group PLC (Ireland)	974,324	28,356
Construction & Engineering - 1.0%
AECOM (a)	339,934	12,554
EMCOR Group, Inc.	323,974	22,578
Fluor Corp.	315,788	17,526
Granite Construction, Inc.	82,200	4,614
MasTec, Inc. (a)	280,378	10,444
		67,716
Electrical Equipment - 0.8%
AMETEK, Inc.	440,200	22,494
General Cable Corp.	430,551	8,740
Rockwell Automation, Inc.	182,456	27,002
		58,236
Industrial Conglomerates - 0.8%
General Electric Co.	1,915,416	56,888
Machinery - 3.9%
Cummins, Inc.	234,800	34,518
Deere & Co.	272,838	29,207
Flowserve Corp.	1,007,453	49,526
Harsco Corp.	218,927	2,923
Manitowoc Co., Inc. (a)	2,735,780	18,685
Navistar International Corp. New (a)(c)	275,087	7,502
PACCAR, Inc.	190,000	12,789
Parker Hannifin Corp.	200,600	29,514
Pentair PLC	1,305,860	76,563
Terex Corp.	247,041	7,856
		269,083
Marine - 0.4%
Irish Continental Group PLC unit	5,928,035	30,205
Professional Services - 0.2%
IHS Markit Ltd. (a)	318,400	12,561
Road & Rail - 0.7%
Norfolk Southern Corp.	432,311	50,779
Trading Companies & Distributors - 2.2%
GATX Corp. (c)	585,681	33,864
HD Supply Holdings, Inc. (a)	1,418,968	60,022
MRC Global, Inc. (a)	782,700	16,084
WESCO International, Inc. (a)	595,079	42,072
		152,042

TOTAL INDUSTRIALS		798,284

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	657,300	20,192
Electronic Equipment & Components - 0.3%
Jabil Circuit, Inc.	293,500	7,038
Zebra Technologies Corp. Class A (a)	216,121	18,083
		25,121
Internet Software & Services - 2.4%
Alphabet, Inc. Class C (a)	83,141	66,246
Facebook, Inc. Class A (a)	614,900	80,134
VeriSign, Inc. (a)(c)	273,900	21,970
		168,350
IT Services - 1.3%
First Data Corp. Class A (a)	1,954,830	29,987
PayPal Holdings, Inc. (a)	1,491,290	59,324
		89,311
Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding NV	467,649	56,773
Broadcom Ltd.	335,499	66,932
Cree, Inc. (a)	151,000	4,165
KLA-Tencor Corp.	479,749	40,831
Qorvo, Inc. (a)	254,400	16,335
Qualcomm, Inc.	1,076,300	57,507
Silicon Motion Technology Corp. sponsored ADR	53,400	2,088
Skyworks Solutions, Inc.	254,400	23,339
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	538,100	16,633
Texas Instruments, Inc.	1,279,402	96,646
		381,249
Software - 6.3%
Adobe Systems, Inc. (a)	1,875,951	212,695
Electronic Arts, Inc. (a)	1,069,667	89,242
Microsoft Corp.	2,026,700	131,026
Symantec Corp.	293,500	8,086
		441,049
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	1,765,600	214,256
NetApp, Inc.	293,500	11,247
		225,503

TOTAL INFORMATION TECHNOLOGY		1,350,775

MATERIALS - 5.7%
Chemicals - 2.2%
FMC Corp.	1,213,210	72,987
LyondellBasell Industries NV Class A	197,700	18,439
Potash Corp. of Saskatchewan, Inc.	587,000	10,921
Sherwin-Williams Co.	88,100	26,766
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	585,332	18,918
The Mosaic Co.	293,500	9,207
		157,238
Construction Materials - 0.3%
Eagle Materials, Inc.	215,300	22,516
Metals & Mining - 3.2%
ArcelorMittal SA Class A unit (a)	2,445,500	19,050
BHP Billiton PLC	1,467,581	26,765
Freeport-McMoRan, Inc. (a)	4,010,400	66,773
Glencore Xstrata PLC (a)	10,762,258	44,198
Rio Tinto PLC	1,467,600	65,019
		221,805

TOTAL MATERIALS		401,559

TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	1,028,546	64,048
TOTAL COMMON STOCKS
(Cost $5,886,632)		6,960,506

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.62% (d)	27,162,876	27,168
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	110,721,937	110,744
TOTAL MONEY MARKET FUNDS
(Cost $137,891)		137,912
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $6,024,523)		7,098,418
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(76,193)
NET ASSETS - 100%		$7,022,225

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$163
Fidelity Securities Lending Cash Central Fund	153
Total	$316

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dalata Hotel Group PLC	$43,516	$--	$--	$--	$44,995
Total	$43,516	$--	$--	$--	$44,995

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,549,858	$1,549,858	$--	$--
Consumer Staples	71,378	71,378	--	--
Energy	473,598	473,598	--	--
Financials	1,221,589	1,221,589	--	--
Health Care	1,029,417	1,029,417	--	--
Industrials	798,284	798,284	--	--
Information Technology	1,350,775	1,350,775	--	--
Materials	401,559	309,775	91,784	--
Telecommunication Services	64,048	64,048	--	--
Money Market Funds	137,912	137,912	--	--
Total Investments in Securities:	$7,098,418	$7,006,634	$91,784	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $6,031,089,000. Net unrealized appreciation aggregated $1,067,329,000, of which $1,172,962,000 related to appreciated investment securities and $105,633,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

January 31, 2017

FDE-QTLY-0317
1.813012.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 3.4%
International Game Technology PLC	384,239	$10,148
Las Vegas Sands Corp.	171,532	9,019
Starbucks Corp.	271,696	15,003
U.S. Foods Holding Corp.	352,549	9,589
		43,759
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	13,910	11,455
Leisure Products - 0.1%
Mattel, Inc.	37,905	993
Media - 1.6%
Comcast Corp. Class A	268,115	20,221
Multiline Retail - 1.0%
Dollar General Corp.	39,171	2,892
Dollar Tree, Inc. (a)	140,241	10,825
		13,717
Specialty Retail - 2.6%
Best Buy Co., Inc.	239,492	10,662
Home Depot, Inc.	156,890	21,585
Staples, Inc.	151,803	1,397
		33,644
Textiles, Apparel & Luxury Goods - 1.4%
Michael Kors Holdings Ltd. (a)	203,966	8,732
PVH Corp.	96,078	9,013
		17,745

TOTAL CONSUMER DISCRETIONARY		141,534

CONSUMER STAPLES - 10.1%
Beverages - 0.1%
Molson Coors Brewing Co. Class B	3,377	326
The Coca-Cola Co.	35,377	1,471
		1,797
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	242,315	16,172
Food Products - 4.2%
Archer Daniels Midland Co.	255,295	11,299
Bunge Ltd.	144,699	10,015
Pilgrim's Pride Corp. (b)	539,450	10,325
TreeHouse Foods, Inc. (a)	136,276	10,341
Tyson Foods, Inc. Class A	188,288	11,823
		53,803
Household Products - 1.1%
Procter & Gamble Co.	36,302	3,180
Spectrum Brands Holdings, Inc.	81,157	10,826
		14,006
Personal Products - 1.7%
Herbalife Ltd. (a)(b)	199,383	11,205
Nu Skin Enterprises, Inc. Class A	198,657	10,306
		21,511
Tobacco - 1.8%
Altria Group, Inc.	38,324	2,728
Philip Morris International, Inc.	214,008	20,573
		23,301

TOTAL CONSUMER STAPLES		130,590

ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	182,804	11,531
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	176,733	12,288
Chevron Corp.	215,293	23,973
CONSOL Energy, Inc.	350,955	5,945
Exxon Mobil Corp.	62,870	5,274
Phillips 66 Co.	21,335	1,741
Range Resources Corp.	113,696	3,677
Valero Energy Corp.	148,807	9,786
World Fuel Services Corp.	218,315	9,711
		72,395

TOTAL ENERGY		83,926

FINANCIALS - 12.7%
Banks - 7.9%
Bank of America Corp.	1,121,669	25,395
Citigroup, Inc.	229,165	12,794
JPMorgan Chase & Co.	336,566	28,484
Popular, Inc.	175,381	7,792
Wells Fargo & Co.	489,399	27,568
		102,033
Capital Markets - 0.5%
Goldman Sachs Group, Inc.	26,517	6,081
Consumer Finance - 1.0%
Navient Corp.	66,037	993
Synchrony Financial	332,242	11,901
		12,894
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	190,074	31,199
Mortgage Real Estate Investment Trusts - 0.9%
Agnc Investment Corp.	503,327	9,397
Annaly Capital Management, Inc.	174,603	1,784
		11,181

TOTAL FINANCIALS		163,388

HEALTH CARE - 12.6%
Biotechnology - 1.4%
Amgen, Inc.	114,573	17,951
Biogen, Inc. (a)	2,849	790
		18,741
Health Care Equipment & Supplies - 1.6%
Danaher Corp.	51,188	4,296
Medtronic PLC	213,254	16,212
		20,508
Health Care Providers & Services - 6.2%
Anthem, Inc.	88,248	13,603
Cigna Corp.	75,883	11,096
Humana, Inc.	58,239	11,560
Laboratory Corp. of America Holdings (a)	41,458	5,564
McKesson Corp.	81,131	11,289
UnitedHealth Group, Inc.	127,222	20,623
Wellcare Health Plans, Inc. (a)	39,321	5,723
		79,458
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	138,284	6,772
Quintiles Transnational Holdings, Inc. (a)	82,827	6,501
		13,273
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	92,223	4,534
Johnson & Johnson	232,806	26,365
		30,899

TOTAL HEALTH CARE		162,879

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	77,160	13,972
Northrop Grumman Corp.	53,587	12,276
Spirit AeroSystems Holdings, Inc. Class A	161,113	9,675
		35,923
Airlines - 2.3%
American Airlines Group, Inc.	234,815	10,391
Copa Holdings SA Class A	110,506	10,773
JetBlue Airways Corp. (a)	437,245	8,574
		29,738
Construction & Engineering - 1.7%
AECOM (a)	106,285	3,925
Jacobs Engineering Group, Inc.	177,496	10,392
KBR, Inc.	430,288	7,319
		21,636
Electrical Equipment - 1.1%
Eaton Corp. PLC	181,103	12,818
Regal Beloit Corp.	17,168	1,246
		14,064
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	3,884	460
Machinery - 1.3%
Colfax Corp. (a)	119,857	4,674
Deere & Co.	113,709	12,173
		16,847
Road & Rail - 1.1%
Norfolk Southern Corp.	114,155	13,409
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	231,400	9,788
WESCO International, Inc. (a)	86,744	6,133
		15,921

TOTAL INDUSTRIALS		147,998

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	59,525	2,251
Internet Software & Services - 5.8%
Akamai Technologies, Inc. (a)	28,411	1,949
Alphabet, Inc.:
Class A (a)	48,204	39,536
Class C (a)	3,230	2,574
Facebook, Inc. Class A (a)	238,537	31,086
		75,145
IT Services - 1.7%
Automatic Data Processing, Inc.	125,015	12,625
MasterCard, Inc. Class A	87,563	9,311
		21,936
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	269,970	9,246
Broadcom Ltd.	83,336	16,626
KLA-Tencor Corp.	134,158	11,418
Qorvo, Inc. (a)	138,222	8,875
Qualcomm, Inc.	246,054	13,147
		59,312
Software - 5.1%
Adobe Systems, Inc. (a)	117,138	13,281
Citrix Systems, Inc. (a)	11,037	1,006
Electronic Arts, Inc. (a)	145,922	12,174
Microsoft Corp.	612,550	39,601
		66,062
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	440,589	53,465
HP, Inc.	778,612	11,718
		65,183

TOTAL INFORMATION TECHNOLOGY		289,889

MATERIALS - 3.0%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	21,890	1,653
Huntsman Corp.	441,339	8,999
LyondellBasell Industries NV Class A	140,296	13,085
		23,737
Containers & Packaging - 0.9%
WestRock Co.	215,877	11,519
Metals & Mining - 0.3%
United States Steel Corp.	104,625	3,422

TOTAL MATERIALS		38,678

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	36,900	3,819
Colony NorthStar, Inc.	148,391	2,066
Corrections Corp. of America	366,909	10,655
Simon Property Group, Inc.	51,083	9,388
Ventas, Inc.	184,568	11,382
		37,310
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	428,447	20,998
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	171,245	10,663

TOTAL TELECOMMUNICATION SERVICES		31,661

UTILITIES - 3.6%
Electric Utilities - 2.9%
Exelon Corp.	356,641	12,796
FirstEnergy Corp.	347,963	10,550
NextEra Energy, Inc.	115,653	14,309
		37,655
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	811,762	9,287

TOTAL UTILITIES		46,942

TOTAL COMMON STOCKS
(Cost $1,155,873)		1,274,795

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (c)	18,713,382	18,717
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	11,634,695	11,637
TOTAL MONEY MARKET FUNDS
(Cost $30,355)		30,354
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,186,228)		1,305,149
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,903)
NET ASSETS - 100%		$1,291,246

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	8
Total	$29

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,189,013,000. Net unrealized appreciation aggregated $116,136,000, of which $145,699,000 related to appreciated investment securities and $29,563,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

January 31, 2017

TQG-QTLY-0317
1.813068.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	44,300	$36,480,164
Media - 2.1%
Charter Communications, Inc. Class A (a)	102,000	33,042,900
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	76,000	5,866,440
Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	373,800	58,772,266

TOTAL CONSUMER DISCRETIONARY		134,161,770

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	96,500	9,314,180
ENERGY - 9.4%
Energy Equipment & Services - 0.7%
Oil States International, Inc. (a)	278,000	10,981,000
Oil, Gas & Consumable Fuels - 8.7%
Arch Coal, Inc.(a)(b)	192,000	13,822,080
EOG Resources, Inc.	386,000	39,209,880
PrairieSky Royalty Ltd. (b)	2,305,300	54,033,929
Range Resources Corp.	816,000	26,389,440
		133,455,329

TOTAL ENERGY		144,436,329

FINANCIALS - 25.3%
Banks - 11.2%
Bank of America Corp.	2,950,000	66,788,000
JPMorgan Chase & Co.	334,000	28,266,420
SunTrust Banks, Inc.	431,000	24,489,420
SVB Financial Group (a)	129,000	22,217,670
Wells Fargo & Co.	530,000	29,854,900
		171,616,410
Capital Markets - 12.1%
CBOE Holdings, Inc.	509,000	40,526,580
CME Group, Inc.	464,000	56,181,120
Goldman Sachs Group, Inc.	100,000	22,932,000
MSCI, Inc.	444,800	36,807,200
S&P Global, Inc.	252,394	30,332,711
		186,779,611
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	190,000	31,186,600

TOTAL FINANCIALS		389,582,621

HEALTH CARE - 9.6%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	120,000	15,681,600
Amgen, Inc.	70,500	11,045,940
Intercept Pharmaceuticals, Inc. (a)(b)	149,979	16,460,195
		43,187,735
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	1,453,200	34,963,992
Health Care Providers & Services - 3.9%
Humana, Inc.	150,000	29,775,000
UnitedHealth Group, Inc.	190,000	30,799,000
		60,574,000
Pharmaceuticals - 0.6%
Prestige Brands Holdings, Inc. (a)	172,300	9,090,548

TOTAL HEALTH CARE		147,816,275

INDUSTRIALS - 17.4%
Airlines - 2.6%
Alaska Air Group, Inc.	125,000	11,727,500
American Airlines Group, Inc.	617,000	27,302,250
		39,029,750
Machinery - 6.9%
Allison Transmission Holdings, Inc.	796,500	27,861,570
Caterpillar, Inc.	344,000	32,907,040
Cummins, Inc.	189,000	27,784,890
Flowserve Corp.	365,000	17,943,400
		106,496,900
Professional Services - 2.8%
IHS Markit Ltd. (a)	1,096,400	43,252,980
Road & Rail - 3.2%
Norfolk Southern Corp.	423,000	49,685,580
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc. Class A	286,000	29,214,900

TOTAL INDUSTRIALS		267,680,110

INFORMATION TECHNOLOGY - 24.4%
Internet Software & Services - 6.0%
Alphabet, Inc. Class A (a)	82,600	67,747,695
Facebook, Inc. Class A (a)	184,700	24,070,104
		91,817,799
IT Services - 3.4%
Accenture PLC Class A	125,858	14,331,450
PayPal Holdings, Inc. (a)	585,000	23,271,300
Visa, Inc. Class A	185,000	15,301,350
		52,904,100
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Ltd.	83,000	16,558,500
NVIDIA Corp.	57,300	6,256,014
		22,814,514
Software - 10.1%
Activision Blizzard, Inc.	747,200	30,044,912
Adobe Systems, Inc. (a)	585,112	66,339,999
Electronic Arts, Inc. (a)	100,400	8,376,372
Microsoft Corp.	775,000	50,103,750
		154,865,033
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	429,000	52,059,150

TOTAL INFORMATION TECHNOLOGY		374,460,596

MATERIALS - 3.1%
Chemicals - 0.7%
LyondellBasell Industries NV Class A	122,000	11,378,940
Metals & Mining - 2.4%
First Quantum Minerals Ltd.	2,870,000	36,193,429

TOTAL MATERIALS		47,572,369

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	90,000	9,315,000
TOTAL COMMON STOCKS
(Cost $1,371,877,074)		1,524,339,250

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.62% (c)	11,286,901	11,289,158
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	59,645,104	59,657,033
TOTAL MONEY MARKET FUNDS
(Cost $70,940,852)		70,946,191
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $1,442,817,926)		1,595,285,441
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(56,576,514)
NET ASSETS - 100%		$1,538,708,927

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,000
Fidelity Securities Lending Cash Central Fund	46,395
Total	$78,395

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$47,776,688

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,454,336,215. Net unrealized appreciation aggregated $140,949,226, of which $196,573,500 related to appreciated investment securities and $55,624,274 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Fund

January 31, 2017

VAL-QTLY-0317
1.813084.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Delphi Automotive PLC	507,500	$35,555
Tenneco, Inc.	397,000	26,778
Visteon Corp.	193,110	17,297
		79,630
Diversified Consumer Services - 1.7%
H&R Block, Inc.	1,263,559	27,116
Houghton Mifflin Harcourt Co. (a)	4,668,706	52,756
Service Corp. International	1,085,527	31,621
ServiceMaster Global Holdings, Inc. (a)	746,770	27,616
		139,109
Hotels, Restaurants & Leisure - 1.1%
Extended Stay America, Inc. unit	1,655,100	26,829
U.S. Foods Holding Corp.	532,500	14,484
Wyndham Worldwide Corp.	633,900	50,116
		91,429
Household Durables - 0.8%
PulteGroup, Inc.	516,000	11,099
Tupperware Brands Corp.	331,100	19,985
Whirlpool Corp.	194,900	34,086
		65,170
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	3,482,200	66,789
Leisure Products - 0.4%
Mattel, Inc.	553,900	14,518
Polaris Industries, Inc. (b)	144,200	12,123
Vista Outdoor, Inc. (a)	370,649	10,678
		37,319
Media - 4.0%
Altice NV Class A (a)	697,136	15,262
AMC Networks, Inc. Class A (a)	346,600	19,878
Charter Communications, Inc. Class A (a)	120,639	39,081
DISH Network Corp. Class A (a)	283,000	16,745
Liberty Broadband Corp. Class C (a)	451,171	38,503
Liberty Global PLC Class C (a)	905,000	31,793
Live Nation Entertainment, Inc. (a)	994,560	28,464
Omnicom Group, Inc.	206,100	17,652
Sinclair Broadcast Group, Inc. Class A	1,390,856	46,941
Tribune Media Co. Class A	728,400	21,007
Twenty-First Century Fox, Inc.:
Class A	857,400	26,905
Class B	803,900	24,929
		327,160
Specialty Retail - 1.0%
GameStop Corp. Class A (b)	1,058,800	25,930
Michaels Companies, Inc. (a)	1,147,600	22,573
Sally Beauty Holdings, Inc. (a)	698,100	16,615
Signet Jewelers Ltd.	265,400	20,614
		85,732
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	914,500	23,923

TOTAL CONSUMER DISCRETIONARY		916,261

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
C&C Group PLC	1,208,889	5,159
Cott Corp.	4,512,711	47,893
Molson Coors Brewing Co. Class B	367,086	35,431
		88,483
Food & Staples Retailing - 0.9%
AdvancePierre Foods Holdings, Inc.	148,700	4,120
Kroger Co.	630,400	21,408
Walgreens Boots Alliance, Inc.	119,300	9,775
Whole Foods Market, Inc.	1,158,700	35,016
		70,319
Food Products - 1.2%
Bunge Ltd.	166,909	11,552
ConAgra Foods, Inc.	201,800	7,888
Darling International, Inc. (a)	2,005,800	24,070
Lamb Weston Holdings, Inc.	143,233	5,351
Mead Johnson Nutrition Co. Class A	109,300	7,701
Nomad Foods Ltd. (a)	2,087,117	21,435
The J.M. Smucker Co.	183,231	24,892
		102,889
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	802,000	24,133
Personal Products - 0.1%
Coty, Inc. Class A	654,700	12,570

TOTAL CONSUMER STAPLES		298,394

ENERGY - 8.8%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,658,534	104,620
BW Offshore Ltd. (a)	2,674,361	7,782
Dril-Quip, Inc. (a)	589,833	36,688
Halliburton Co.	479,955	27,151
Odfjell Drilling A/S (a)	2,863,582	5,451
SBM Offshore NV	1,184,800	19,236
Schlumberger Ltd.	188,464	15,776
TechnipFMC PLC (a)	572,127	19,235
		235,939
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	626,500	43,561
Boardwalk Pipeline Partners, LP	2,815,700	51,978
Cenovus Energy, Inc.	1,678,900	22,914
Devon Energy Corp.	603,000	27,461
Diamondback Energy, Inc. (a)	237,117	24,938
Energen Corp. (a)	355,779	19,173
EQT Corp.	392,964	23,825
GasLog Ltd. (b)	1,866,500	31,171
Golar LNG Ltd. (b)	713,748	18,458
Lundin Petroleum AB (a)	1,599,700	34,492
Marathon Petroleum Corp.	730,871	35,118
Newfield Exploration Co. (a)	749,610	30,044
Teekay Corp. (b)	3,085,964	31,014
Teekay LNG Partners LP	1,977,280	35,986
Teekay Offshore Partners LP	5,742,336	33,363
WPX Energy, Inc. (a)	1,741,700	24,262
		487,758

TOTAL ENERGY		723,697

FINANCIALS - 17.3%
Banks - 4.8%
Bank of Ireland (a)	22,747,694	6,139
Barclays PLC sponsored ADR	2,228,667	24,671
CIT Group, Inc.	2,168,776	89,332
EFG Eurobank Ergasias SA (a)	6,391,260	3,881
First Citizen Bancshares, Inc.	5,599	2,053
First Citizen Bancshares, Inc. Class A (a)	158,592	58,162
Lloyds Banking Group PLC	13,928,300	11,424
PNC Financial Services Group, Inc.	159,544	19,219
U.S. Bancorp	1,759,815	92,654
Wells Fargo & Co.	1,538,228	86,648
		394,183
Capital Markets - 3.0%
Apollo Global Management LLC Class A	1,875,032	39,826
Ares Capital Corp.	1,988,731	33,610
Brookfield Asset Management, Inc. Class A	342,850	11,856
Fortress Investment Group LLC	3,388,528	19,010
Franklin Resources, Inc.	846,000	33,620
KKR & Co. LP	2,127,068	36,926
Legg Mason, Inc.	1,400,200	44,372
The Blackstone Group LP	923,704	28,293
		247,513
Consumer Finance - 4.2%
Ally Financial, Inc.	50,000	1,056
Capital One Financial Corp.	899,291	78,589
Discover Financial Services	1,274,900	88,325
OneMain Holdings, Inc. (a)	1,291,038	28,893
SLM Corp. (a)	3,477,874	41,317
Synchrony Financial	3,083,600	110,455
		348,635
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	504,589	82,823
Leucadia National Corp.	1,269,800	30,285
		113,108
Insurance - 3.7%
AFLAC, Inc.	231,446	16,199
AMBAC Financial Group, Inc. (a)	2,040,459	42,686
Chubb Ltd.	496,848	65,331
FNF Group	1,724,700	60,985
Greenlight Capital Re, Ltd. (a)	595,043	13,448
Reinsurance Group of America, Inc.	320,593	40,225
Torchmark Corp.	465,851	34,259
Willis Group Holdings PLC	259,300	32,446
		305,579
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	1,892,290	14,930

TOTAL FINANCIALS		1,423,948

HEALTH CARE - 7.2%
Biotechnology - 1.0%
Amgen, Inc.	203,800	31,931
United Therapeutics Corp. (a)	335,000	54,816
		86,747
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	655,500	24,254
Dentsply Sirona, Inc.	191,800	10,875
Hill-Rom Holdings, Inc.	78,843	4,641
The Cooper Companies, Inc.	8,200	1,514
Zimmer Biomet Holdings, Inc.	146,446	17,329
		58,613
Health Care Providers & Services - 3.1%
Accretive Health, Inc. (a)(b)(c)	5,494,566	13,379
Anthem, Inc.	249,200	38,412
Centene Corp. (a)	134,300	8,497
Cigna Corp.	170,100	24,872
DaVita HealthCare Partners, Inc. (a)	64,500	4,112
Envision Healthcare Corp. (a)	494,072	33,597
HCA Holdings, Inc. (a)	152,300	12,227
Laboratory Corp. of America Holdings (a)	394,047	52,885
McKesson Corp.	149,500	20,803
MEDNAX, Inc. (a)	469,800	32,111
Universal Health Services, Inc. Class B	101,892	11,476
		252,371
Health Care Technology - 0.3%
CompuGroup Medical AG	581,769	22,860
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	230,240	11,275
Bio-Rad Laboratories, Inc. Class A (a)	31,000	5,892
PerkinElmer, Inc.	55,500	2,952
QIAGEN NV (a)	157,540	4,566
		24,685
Pharmaceuticals - 1.8%
Endo International PLC (a)	1,864,471	22,821
Jazz Pharmaceuticals PLC (a)	557,309	67,947
Mallinckrodt PLC (a)	95,296	4,644
Perrigo Co. PLC	130,694	9,952
Teva Pharmaceutical Industries Ltd. sponsored ADR	892,617	29,840
The Medicines Company (a)	155,001	5,588
Valeant Pharmaceuticals International, Inc. (Canada) (a)	606,800	8,362
		149,154

TOTAL HEALTH CARE		594,430

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	3,009,386	54,500
General Dynamics Corp.	158,900	28,774
KLX, Inc. (a)	708,300	34,700
Rockwell Collins, Inc.	44,700	4,057
Rolls-Royce Holdings PLC	1,021,828	8,606
		130,637
Airlines - 1.5%
Air Canada (a)	1,796,200	18,455
American Airlines Group, Inc.	1,060,778	46,939
Delta Air Lines, Inc.	504,800	23,847
Southwest Airlines Co.	239,990	12,554
United Continental Holdings, Inc. (a)	279,150	19,672
		121,467
Building Products - 0.2%
Allegion PLC	227,038	14,910
Commercial Services & Supplies - 0.5%
IWG PLC	8,344,557	26,212
Stericycle, Inc. (a)	83,600	6,449
West Corp.	315,000	7,645
		40,306
Construction & Engineering - 1.9%
AECOM (a)	3,185,888	117,655
Arcadis NV	1,546,123	20,980
Astaldi SpA	3,437,741	22,340
		160,975
Electrical Equipment - 0.8%
AMETEK, Inc.	500,040	25,552
Fortive Corp.	272,433	15,068
Regal Beloit Corp.	401,700	29,163
		69,783
Machinery - 2.2%
AGCO Corp.	194,140	12,192
Allison Transmission Holdings, Inc.	2,258,465	79,001
Flowserve Corp.	359,078	17,652
Ingersoll-Rand PLC	497,800	39,500
SPX Flow, Inc. (a)	604,100	21,077
TriMas Corp. (a)	454,357	9,678
		179,100
Road & Rail - 0.5%
CSX Corp.	427,187	19,817
Swift Transporation Co. (a)	1,022,400	23,341
		43,158
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	1,162,896	51,481
Ashtead Group PLC	976,600	19,731
HD Supply Holdings, Inc. (a)	583,100	24,665
MRC Global, Inc. (a)	759,582	15,609
Nexeo Solutions, Inc. (a)	598,200	5,390
Nexeo Solutions, Inc. (d)	1,170,000	10,542
Univar, Inc. (a)	1,062,077	31,671
WESCO International, Inc. (a)	529,451	37,432
		196,521

TOTAL INDUSTRIALS		956,857

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	1,285,600	48,621
Electronic Equipment & Components - 1.9%
Dell Technologies, Inc. (a)	561,178	35,349
Flextronics International Ltd. (a)	805,050	12,615
Jabil Circuit, Inc.	2,728,003	65,418
TE Connectivity Ltd.	573,166	42,615
		155,997
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (a)	13,100	10,744
IT Services - 4.2%
Alliance Data Systems Corp.	163,700	37,386
Amdocs Ltd.	376,500	22,104
Cognizant Technology Solutions Corp. Class A (a)	1,101,600	57,933
Computer Sciences Corp.	1,224,700	76,176
EVERTEC, Inc.	2,026,100	34,545
First Data Corp. Class A (a)	1,879,300	28,828
Total System Services, Inc.	1,232,400	62,458
Unisys Corp. (a)(b)	1,943,076	24,969
		344,399
Semiconductors & Semiconductor Equipment - 2.4%
Cree, Inc. (a)(b)	1,316,400	36,306
Marvell Technology Group Ltd.	3,664,800	54,496
NXP Semiconductors NV (a)	133,448	13,058
Qorvo, Inc. (a)	876,400	56,274
Qualcomm, Inc.	762,654	40,749
		200,883
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	140,700	17,074
HP, Inc.	1,506,600	22,674
		39,748

TOTAL INFORMATION TECHNOLOGY		800,392

MATERIALS - 7.8%
Chemicals - 4.4%
Agrium, Inc.	132,322	13,628
Axalta Coating Systems (a)	1,307,809	37,926
CF Industries Holdings, Inc.	1,172,300	41,370
E.I. du Pont de Nemours & Co.	883,900	66,734
Eastman Chemical Co.	691,103	53,560
LyondellBasell Industries NV Class A	691,480	64,494
Olin Corp.	874,700	22,926
PPG Industries, Inc.	262,900	26,293
Syngenta AG sponsored ADR	211,500	17,986
Westlake Chemical Corp.	330,100	20,436
		365,353
Containers & Packaging - 1.9%
Avery Dennison Corp.	257,856	18,829
Ball Corp.	488,800	37,276
Berry Plastics Group, Inc. (a)	775,500	39,574
Graphic Packaging Holding Co.	4,565,700	57,117
		152,796
Metals & Mining - 1.5%
Compass Minerals International, Inc.	719,141	60,120
Freeport-McMoRan, Inc. (a)	1,272,227	21,183
Randgold Resources Ltd. sponsored ADR (b)	173,600	14,746
Steel Dynamics, Inc.	794,765	26,871
		122,920

TOTAL MATERIALS		641,069

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	985,404	101,989
AvalonBay Communities, Inc.	160,700	27,851
Boston Properties, Inc.	199,400	26,101
Colony NorthStar, Inc.	6,247,307	86,963
Corporate Office Properties Trust (SBI)	624,600	19,875
Douglas Emmett, Inc.	1,180,900	44,685
Equinix, Inc.	44,500	17,132
Equity Commonwealth (a)	69,100	2,131
Equity Lifestyle Properties, Inc.	1,023,961	75,712
Equity Residential (SBI)	456,400	27,735
Essex Property Trust, Inc.	257,700	57,802
Extra Space Storage, Inc.	647,700	46,667
First Potomac Realty Trust	320,893	3,286
Forest City Realty Trust, Inc. Class A	1,103,995	24,994
Grivalia Properties REIC	4,772,702	40,908
iStar Financial, Inc. (a)(c)	4,290,965	48,145
Lamar Advertising Co. Class A	515,200	38,908
Mack-Cali Realty Corp.	1,248,200	34,975
NorthStar Realty Europe Corp.	133,593	1,604
Outfront Media, Inc.	2,401,500	65,873
Public Storage	55,400	11,911
Simon Property Group, Inc.	39,000	7,167
VEREIT, Inc.	1,819,400	15,519
Welltower, Inc.	219,500	14,553
WP Glimcher, Inc.	2,158,200	20,827
		863,313
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	1,316,000	39,954
Kennedy Wilson Europe Real Estate PLC	372,306	4,440
Kennedy-Wilson Holdings, Inc. (a)	965,689	19,748
Realogy Holdings Corp.	1,143,241	29,621
		93,763

TOTAL REAL ESTATE		957,076

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc. (a)(b)	1,170,244	11,819
Level 3 Communications, Inc. (a)	456,200	27,126
SBA Communications Corp. Class A (a)	84,500	8,894
		47,839
UTILITIES - 8.6%
Electric Utilities - 5.6%
American Electric Power Co., Inc.	1,329,700	85,181
Edison International	1,908,493	139,091
NextEra Energy, Inc.	275,418	34,075
OGE Energy Corp.	770,500	25,843
PG&E Corp.	448,000	27,727
Xcel Energy, Inc.	3,574,100	147,682
		459,599
Multi-Utilities - 3.0%
CMS Energy Corp.	850,500	36,231
DTE Energy Co.	378,500	37,335
Sempra Energy	1,680,097	172,030
		245,596

TOTAL UTILITIES		705,195

TOTAL COMMON STOCKS
(Cost $7,051,876)		8,065,158

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $58)	47,004,088	59
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $26,309)	47,770	17,984

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.42% to 0.53% 2/16/17 to 4/20/17 (e)
(Cost $3,117)	3,120	3,117
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.62% (f)	167,475,713	$167,509
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	59,807,972	59,820
TOTAL MONEY MARKET FUNDS
(Cost $227,303)		227,329
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $7,308,663)		8,313,647
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(71,861)
NET ASSETS - 100%		$8,241,786

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
159 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	26,799	$101

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,542,000 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,801,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$251
Fidelity Securities Lending Cash Central Fund	195
Total	$446

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$13,132	$--	$--	$--	$13,379
iStar Financial, Inc.	49,984	--	2,430	--	48,145
Total	$63,116	$--	$2,430	$--	$61,524

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$916,261	$916,261	$--	$--
Consumer Staples	298,394	274,261	24,133	--
Energy	723,697	723,697	--	--
Financials	1,423,948	1,408,643	15,305	--
Health Care	594,430	594,430	--	--
Industrials	956,916	948,310	8,606	--
Information Technology	800,392	800,392	--	--
Materials	641,069	641,069	--	--
Real Estate	957,076	957,076	--	--
Telecommunication Services	47,839	47,839	--	--
Utilities	705,195	705,195	--	--
Corporate Bonds	17,984	--	17,984	--
U.S. Government and Government Agency Obligations	3,117	--	3,117	--
Money Market Funds	227,329	227,329	--	--
Total Investments in Securities:	$8,313,647	$8,244,502	$69,145	$--
Derivative Instruments:
Assets
Futures Contracts	$101	$101	$--	$--
Total Assets	$101	$101	$--	$--
Total Derivative Instruments:	$101	$101	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $7,336,060,000. Net unrealized appreciation aggregated $977,587,000, of which $1,337,760,000 related to appreciated investment securities and $360,173,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017